Form N-1A Cover	Nov. 21, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 21, 2025
Calamos Laddered S&P 500® Structured Alt Protection ETF® [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Laddered Bitcoin Structured Alt Protection ETF® [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025